IMPAIRMENT OF ASSETS (Details) $ in Thousands		12 Months Ended
	May 01, 2017 USD ($)	Dec. 31, 2018 USD ($) $ / bbl	Dec. 31, 2017 USD ($) $ / bbl	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
IMPAIRMENT OF NON-CURRENT ASSETS
Impairment expense		$ 43,945	$ 5,583	$ 10,203
Loss on sale of non-current assets		5	1,461
Impairment expense (adjustment)		43,945	5,583	10,203
Dimmit County
IMPAIRMENT OF NON-CURRENT ASSETS
Impairment expense			5,400
Carrying costs		67,519	66,479
Recoverable amount		24,284	61,064
Impairment expense (adjustment)		43,235	5,415
Marketing cost			500
Mississippian/Woodward assets
IMPAIRMENT OF NON-CURRENT ASSETS
Loss on sale of non-current assets			1,300
Impairment expense (adjustment)				4,600
Mississippian/Woodford
IMPAIRMENT OF NON-CURRENT ASSETS
Loss on sale of non-current assets	$ 1,300
Cooper Basin
IMPAIRMENT OF NON-CURRENT ASSETS
Recoverable amount				0
Impairment expense (adjustment)		700	200	6,700
Capital cost incurred and impaired		700	200
Cash generating unit
IMPAIRMENT OF NON-CURRENT ASSETS
Impairment expense (adjustment)				10,200
Exploration and evaluation expenditures
IMPAIRMENT OF NON-CURRENT ASSETS
Carrying costs				7,871
Impairment expense (adjustment)				7,871
Exploration and evaluation expenditures | Mississippian/Woodford
IMPAIRMENT OF NON-CURRENT ASSETS
Carrying costs				1,183
Impairment expense (adjustment)				1,183
Exploration and evaluation expenditures | Cooper Basin
IMPAIRMENT OF NON-CURRENT ASSETS
Carrying costs				6,688
Impairment expense (adjustment)				6,688
Development and production assets
IMPAIRMENT OF NON-CURRENT ASSETS
Carrying costs				21,693
Recoverable amount				18,309
Impairment expense (adjustment)				3,384
Impairment loss		$ 0	$ 0
Producing properties pre-tax rate
IMPAIRMENT OF NON-CURRENT ASSETS
Discount rate			9.00%
Undeveloped properties pre-tax rate
IMPAIRMENT OF NON-CURRENT ASSETS
Discount rate			20.00%
Producing properties post-tax rate
IMPAIRMENT OF NON-CURRENT ASSETS
Discount rate			9.00%
Discount rate		10.00%
Undeveloped properties post-tax rate
IMPAIRMENT OF NON-CURRENT ASSETS
Discount rate			20.00%
Discount rate		20.00%
Gross impairment expense | Cash generating unit
IMPAIRMENT OF NON-CURRENT ASSETS
Impairment expense (adjustment)				$ 11,300
Impairment adjustment | Cash generating unit
IMPAIRMENT OF NON-CURRENT ASSETS
Impairment expense (adjustment)					$ (1,100)
Not later than one year
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl			60.00
Later than one year and not later than two years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl			62.50
Later than two years and not later than three years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl			65.00
Later than three years and not later than four years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl			67.50
Later than four years and not later than five years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl			70.00
More than 5 years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl			75.00
WTI | Not later than one year
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl		57.50
WTI | Later than one year and not later than two years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl		60.00
WTI | Later than two years and not later than three years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl		62.50
WTI | Later than three years and not later than four years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl		65.00
WTI | Later than four years and not later than five years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl		67.50
WTI | More than 5 years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl		70.00
Brent | Not later than one year
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl		65.00
Brent | Later than one year and not later than two years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl		66.00
Brent | Later than two years and not later than three years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl		67.00
Brent | Later than three years and not later than four years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl		68.00
Brent | Later than four years and not later than five years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl		69.00
Brent | More than 5 years
IMPAIRMENT OF NON-CURRENT ASSETS
Future commodity price | $ / bbl		70.00